Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal
Current	$ 2,585	$ 1,956	$ 1,888
Deferred	(711)	(223)	(126)
Federal income tax	1,874	1,733	1,762
State
Current	337	346	331
Deferred	(50)	18	(6)
State income tax	287	364	325
Applicable income taxes	$ 2,161	$ 2,097	$ 2,087